INCOME TAX - Summary of reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate	21.00%		21.00%	21.00%
State taxes, net of federal tax benefit			2.80%	4.30%
Change in fair value of Bridge Note- bifurcated derivative			0.00%	(0.70%)
Change in fair value of PIPE forward contract derivatives			0.00%	(1.40%)
Change in valuation allowance			(23.80%)	(29.30%)
Income tax provision	(0.00%)	(0.00%)	(0.00%)	(6.10%)